Note 22 - Shareholders' Capital (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Year ended		Year ended
	March 31, 2018		March 31, 2017
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	147,013,538	$1,070,076	147,183,778	$1,069,434
Share-based awards exercised	1,643,156	11,954	679,760	7,191
Acquisition of a subsidiary	1,415,285	8,966	-	-
Repurchase and cancellation of shares	(1,677,827)	(11,941)	(850,000)	(6,549)
Balance, end of year	148,394,152	$1,079,055	147,013,538	$1,070,076

Preferred shares:

Issued and outstanding
Balance, beginning of year	4,040,000	$128,363	-	$-
Shares issued for cash	283,300	9,260	4,040,000	132,973
Preferred shares issuance cost	-	(852)	-	(4,610)
Balance, end of year	4,323,300	$136,771	4,040,000	$128,363

Shareholders' capital	152,717,452	$1,215,826	151,053,538	$1,198,439